JRS	Nuveen Real Estate Income Fund Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.4% (96.2% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 91.6% (63.7% of Total Investments)

	Health Care – 5.4% (3.8% of Total Investments)

345,470	Healthpeak Properties Inc	$11,566,335
80,895	Welltower Inc	6,665,748
	Total Health Care	18,232,083

	Hotels – 3.8% (2.6% of Total Investments)

499,030	Host Hotels & Resorts Inc, (2)	8,149,160
248,500	Xenia Hotels & Resorts Inc, (2)	4,408,390
	Total Hotels	12,557,550

	Industrial – 12.3% (8.5% of Total Investments)

137,790	First Industrial Realty Trust Inc	7,176,103
123,740	Lexington Realty Trust	1,577,685
260,628	Prologis Inc	32,690,571
	Total Industrial	41,444,359

	Office – 13.9% (9.7% of Total Investments)

73,370	Alexandria Real Estate Equities Inc	14,018,806
67,970	Boston Properties Inc	7,364,550
238,105	Douglas Emmett Inc	7,526,499
200,010	Hudson Pacific Properties Inc	5,254,263
105,635	Kilroy Realty Corp	6,994,093
88,235	Mack-Cali Realty Corp, (2)	1,510,583
58,300	SL Green Realty Corp	4,129,972
	Total Office	46,798,766

	Residential – 22.7% (15.8% of Total Investments)

333,820	American Homes 4 Rent, Class A	12,725,218
199,737	Apartment Income REIT Corp	9,749,163
69,078	AvalonBay Communities Inc, (3)	15,310,448
56,415	Camden Property Trust	8,319,520
52,260	Equity LifeStyle Properties Inc	4,081,506
188,130	Equity Residential	15,223,480
286,360	Invitation Homes Inc	10,976,179
	Total Residential	76,385,514

	Retail – 11.1% (7.7% of Total Investments)

78,490	Federal Realty Investment Trust	9,261,035
302,935	Macerich Co	5,062,044
139,920	Regency Centers Corp	9,420,813
226,050	Retail Properties of America Inc	2,911,524
82,275	Simon Property Group Inc	10,693,282
	Total Retail	37,348,698

	Specialized – 22.4% (15.6% of Total Investments)

158,910	CubeSmart	7,699,190
46,105	CyrusOne Inc	3,568,988
109,480	Digital Realty Trust Inc	15,814,386
26,785	Equinix Inc	21,163,632
23,075	Life Storage Inc	2,647,626
67,215	Public Storage	19,969,576
157,345	VICI Properties Inc	4,470,171
	Total Specialized	75,333,569
	Total Real Estate Investment Trust Common Stocks (cost $222,154,741)	308,100,539

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 42.6% (29.6% of Total Investments)

	Diversified – 3.4% (2.3% of Total Investments)

35,010	Armada Hoffler Properties Inc	6.750%	N/R	$942,819
10,130	CTO Realty Growth Inc	6.375%	N/R	260,037
43,965	DigitalBridge Group Inc	7.125%	N/R	1,150,124
35,015	DigitalBridge Group Inc	7.150%	N/R	901,986
7,350	PS Business Parks Inc	4.875%	BBB	202,860
120,575	PS Business Parks Inc	5.200%	BBB	3,167,505
105,835	PS Business Parks Inc	5.200%	BBB	2,669,159
74,625	PS Business Parks Inc	5.250%	BBB	1,974,578
	Total Diversified			11,269,068

	Health Care – 0.3% (0.2% of Total Investments)

5,765	Diversified Healthcare Trust	5.625%	BB-	138,994
28,875	Diversified Healthcare Trust	6.250%	BB-	722,741
	Total Health Care			861,735

	Hotels – 4.0% (2.8% of Total Investments)

95,245	Chatham Lodging Trust	6.625%	N/R	2,424,938
132,110	DiamondRock Hospitality Co	8.250%	N/R	3,577,539
6,460	Hersha Hospitality Trust	6.500%	N/R	157,624
9,075	Hersha Hospitality Trust	6.500%	N/R	224,516
57,425	Hersha Hospitality Trust	6.875%	N/R	1,416,100
52,750	Pebblebrook Hotel Trust	5.700%	N/R	1,318,750
22,025	Pebblebrook Hotel Trust	6.300%	N/R	546,661
88,755	Pebblebrook Hotel Trust	6.375%	N/R	2,267,690
30,100	Sunstone Hotel Investors Inc	5.700%	N/R	762,132
28,325	Sunstone Hotel Investors Inc	6.125%	N/R	732,484
	Total Hotels			13,428,434

	Industrial – 3.3% (2.3% of Total Investments)

32,985	Monmouth Real Estate Investment Corp	6.125%	N/R	831,882
10,115	Plymouth Industrial REIT Inc	7.500%	N/R	269,160
59,877	Prologis Inc, (5)	8.540%	BBB	4,191,390
160,295	Rexford Industrial Realty Inc	5.625%	BB+	4,223,773
57,851	Rexford Industrial Realty Inc	5.875%	BB+	1,515,118
	Total Industrial			11,031,323

	Office – 11.2% (7.8% of Total Investments)

12,713	Highwoods Properties Inc, (5)	8.625%	Baa3	15,891,250
152,510	SL Green Realty Corp	6.500%	Ba1	3,957,635
102,200	Vornado Realty Trust, (2)	4.450%	Baa3	2,501,856
177,244	Vornado Realty Trust	5.250%	Baa3	4,622,524
232,045	Vornado Realty Trust	5.250%	Baa3	6,242,010
83,219	Vornado Realty Trust	5.400%	Baa3	2,143,721
94,093	Vornado Realty Trust	5.700%	Baa3	2,354,207
	Total Office			37,713,203

	Residential – 2.7% (1.9% of Total Investments)

40,730	American Homes 4 Rent	5.875%	BB	1,038,208
65,105	American Homes 4 Rent	5.875%	BB	1,688,173
117,810	American Homes 4 Rent	6.250%	Ba1	3,167,911
34,373	Mid-America Apartment Communities Inc	8.500%	BBB-	2,233,901
12,330	UMH Properties Inc	6.375%	N/R	325,265
23,603	UMH Properties Inc	6.750%	N/R	613,206
	Total Residential			9,066,664

	Retail – 7.7% (5.3% of Total Investments)

99,995	Agree Realty Corp	4.250%	Baa3	2,513,874
147,810	Federal Realty Investment Trust	5.000%	BBB	3,764,721
162,207	Kimco Realty Corp	5.125%	Baa2	4,228,737
187,728	Kimco Realty Corp	5.250%	Baa2	4,920,351
129,000	Saul Centers Inc	6.000%	N/R	3,414,630

Shares	Description (1)	Coupon		Ratings (4)	Value

	Retail (continued)

4,870	Saul Centers Inc	6.125%		N/R	$127,789
5,494	Simon Property Group Inc	8.375%		BBB	384,580
116,200	SITE Centers Corp	6.375%		BB+	3,009,580
22,845	Spirit Realty Capital Inc	6.000%		BB+	594,655
53,645	Urstadt Biddle Properties Inc	5.875%		N/R	1,408,181
60,825	Urstadt Biddle Properties Inc	6.250%		N/R	1,588,749
	Total Retail				25,955,847

	Specialized – 10.0% (7.0% of Total Investments)

86,400	Digital Realty Trust Inc	5.200%		Baa3	2,350,080
94,925	Digital Realty Trust Inc	5.250%		Baa3	2,456,659
45,875	Digital Realty Trust Inc	5.850%		Baa3	1,261,563
21,150	EPR Properties	5.750%		Ba1	548,208
51,191	National Storage Affiliates Trust	6.000%		N/R	1,341,716
33,800	Public Storage	3.875%		A3	867,308
9,735	Public Storage	3.900%		A3	253,305
100,000	Public Storage	4.000%		A3	2,554,000
75,615	Public Storage	4.125%		A3	1,973,551
79,525	Public Storage	4.625%		A3	2,169,442
21,030	Public Storage	4.700%		A3	570,334
25,629	Public Storage	4.750%		A3	701,466
80,955	Public Storage	4.875%		A3	2,219,786
44,825	Public Storage	4.900%		A3	1,124,659
147,424	Public Storage	5.050%		A3	3,768,157
344,335	Public Storage	5.600%		A3	9,610,390
	Total Specialized				33,770,624
	Total Real Estate Investment Trust Preferred Stocks (cost $137,397,633)				143,096,898

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 4.2% (2.9% of Total Investments)

	Equity Real Estate Investment Trust – 4.2% (2.9% of Total Investments)

$1,824	Ventas Realty LP	3.250%	10/15/26	BBB+	$1,950,396
7,500	VEREIT Operating Partnership LP	2.200%	6/15/28	BBB	7,589,268
1,466	Vornado Realty LP	2.150%	6/01/26	Baa2	1,488,987
2,911	Welltower Inc	4.000%	6/01/25	BBB+	3,184,037
$13,701	Total Corporate Bonds (cost $14,236,255)				14,212,688
	Total Long-Term Investments (cost $373,788,629)				465,410,125

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.5% (3.8% of Total Investments)

	REPURCHASE AGREEMENTS – 5.5% (3.8% of Total Investments)

$18,397	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $18,396,747, collateralized by $17,911,200, U.S. Treasury Bonds, 2.250%, due 5/15/41, value $18,764,785	0.000%	10/01/21		$18,396,747
	Total Short-Term Investments (cost $18,396,747)				18,396,747
	Total Investments (cost $392,185,376) – 143.9%				483,806,872
	Borrowings – (41.2)% (6), (7)				(138,500,000)
	Other Assets Less Liabilities – (2.7)% (8)				(9,182,310)
	Net Assets – 100%				336,124,562

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Floating Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(4,585,836)	$(4,585,836)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$308,100,539	$—	$—	$308,100,539
Real Estate Investment Trust Preferred Stocks	123,014,258	20,082,640	—	143,096,898
Corporate Bonds	—	14,212,688	—	14,212,688
Short-Term Investments:	—		—
Repurchase Agreements	—	18,396,747	—	18,396,747
Investments in Derivatives:	—
Interest Rate Swaps*	—	(4,585,836)	—	(4,585,836)
Total	$431,114,797	$48,106,239	$—	$479,221,036

* Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)	Borrowings as a percentage of Total Investments is 28.6%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $282,178,811 have been pledged as collateral for borrowings.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust